Supplement dated October 10, 2019
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI), each as supplemented, if applicable, of the following fund (the Fund):
Fund	Document Dated
Columbia Funds Series Trust I
Multi-Manager Total Return Bond Strategies Fund	Prospectus: 1/1/2019 Summary Prospectus: 1/1/2019 (As amended, 7/1/2019) SAI: 10/1/2019
Effective June 30, 2020, Kurt Wagner will no longer serve as a portfolio manager. Mr. Wagner is retiring from Loomis, Sayles & Company, L.P. (Loomis Sayles) effective August 30, 2020. Additionally, effective immediately, the list of portfolio managers for Loomis Sayles under the subsection “Fund Management” in the Summary Prospectus and in the “Summary of the Fund – Fund Management” section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following information:
Subadviser: Loomis, Sayles & Company, L.P. (Loomis Sayles)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christopher Harms	Vice President of Loomis Sayles	Co-Portfolio Manager	2016
Clifton Rowe, CFA	Vice President of Loomis Sayles	Co-Portfolio Manager	2016
Kurt Wagner*, CFA, CIC	Vice President of Loomis Sayles	Co-Portfolio Manager	2016
Daniel Conklin, CFA	Vice President of Loomis Sayles	Co-Portfolio Manager	October 2019
*	Effective June 30, 2020, Kurt Wagner will no longer serve as a portfolio manager. Mr. Wagner is retiring from Loomis Sayles effective August 30, 2020.
The rest of the section remains the same.
Effective immediately, the portfolio manager information for Loomis Sayles under the subsection “Primary Service Providers – Portfolio Managers” in the “More Information About the Fund" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Subadviser: Loomis, Sayles & Company, L.P. (Loomis Sayles)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christopher Harms	Vice President of Loomis Sayles	Co-Portfolio Manager	2016
Clifton Rowe, CFA	Vice President of Loomis Sayles	Co-Portfolio Manager	2016
Kurt Wagner*, CFA, CIC	Vice President of Loomis Sayles	Co-Portfolio Manager	2016
Daniel Conklin, CFA	Vice President of Loomis Sayles	Co-Portfolio Manager	October 2019
*	Effective June 30, 2020, Kurt Wagner will no longer serve as a portfolio manager. Mr. Wagner is retiring from Loomis Sayles effective August 30, 2020.
Mr. Harms joined Loomis Sayles in 2010. Mr. Harms began his investment career in 1981 and earned a B.S.B.A. from Villanova University and an M.B.A. from Drexel University.
Mr. Rowe joined Loomis Sayles in 1992. Mr. Rowe began his investment career in 1992 and earned a B.B.A. from James Madison University and an M.B.A. from the University of Chicago.
Mr. Wagner joined Loomis Sayles in 1994. Mr. Wagner began his investment career in 1979 and earned a B.A. from Haverford College and an M.B.A. from the University of Chicago.
Mr. Conklin joined Loomis Sayles in 2012. Mr. Conklin began his investment career in 2011 and earned a B.S. from the University of Massachusetts, Lowell and an M.S. from Northeastern University.
The rest of the section remains the same.
SUP101_08_008_(10/19)

Effective immediately, the information for Loomis Sayles under the subsection "The Investment Manager and Subadvisers – Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Fund is hereby superseded and replaced with the following:

		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance– Based Accounts**
For Funds with fiscal year ending August 31 – Information is as of August 31, 2018, unless otherwise noted
MM Total Return Bond Strategies Fund	Loomis Sayles: Christopher Harms	6 RICs 6 PIVs 163 other accounts	$1.88 billion $2.02 billion $14.17 billion	None	None	Loomis Sayles	Loomis Sayles
	Clifton Rowe	6 RICs 6 PIVs 171 other accounts	$1.88 billion $2.02 billion $15.23 billion	None	None
	Kurt Wagner	6 RICs 11 PIVs 179 other accounts	$1.88 billion $8.69 billion $18.48 billion	2 other accounts ($4.65 B)	None
	Daniel Conklin(p)	None	None	None	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(p)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of August 31, 2019.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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SUP101_08_008_(10/19)